Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Sep. 30, 2022	Jun. 30, 2022
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account	$ 116,823,042	$ 116,310,252
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account	116,823,042	116,310,252
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account